Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Intangible Assets [Line Items]
Amortization of other intangible assets	$ 8,066		$ 10,723		$ 13,100
Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	5 years
Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	40 years
Customer Lists and Relationships
Other Intangible Assets [Line Items]
Amortization of other intangible assets	4,332		4,499
Customer Lists and Relationships | Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	15 years
Customer Lists and Relationships | Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	25 years
Trade Names
Other Intangible Assets [Line Items]
Amortization of other intangible assets	995	[1]	1,307	[1]
Trade Names | Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	11 years
Trade Names | Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	35 years
Patents and Technology
Other Intangible Assets [Line Items]
Amortization of other intangible assets	797		3,176
Patents and Technology | Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	17 years
Patents and Technology | Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	20 years
Land Use Rights
Other Intangible Assets [Line Items]
Amortization of other intangible assets	166		183
Land Use Rights | Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	37 years
Land Use Rights | Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	40 years
Manufacturing Contracts and Supply/Service Agreements
Other Intangible Assets [Line Items]
Amortization of other intangible assets	647		658
Manufacturing Contracts and Supply/Service Agreements | Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	6 years
Manufacturing Contracts and Supply/Service Agreements | Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	12 years
Other
Other Intangible Assets [Line Items]
Amortization of other intangible assets	1,129		900
Other | Minimum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	5 years
Other | Maximum
Other Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	35 years
Antioxidant, Ibuprofen and Propofol Assets - Discontinued Operations
Other Intangible Assets [Line Items]
Amortization of other intangible assets	$ 3,500		$ 3,400		$ 3,400

[1]	Trade names include a gross carrying amount of $10.3 million for an indefinite-lived intangible asset.